Intangible assets (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Schedule of intangible assets

	Trademark	Patent	Technical know-how of stem cells cultivation	Total
	USD	USD	USD	USD

Cost
As at 1 April 2022	8,368	309,082	237,756	555,206
Exchange difference	(400)	(14,765)	(11,358)	(26,523)

As at 31 March 2023/1 April 2023	7,968	294,317	226,398	528,683
Additions (Restated)	-	707,028	-	707,028
Exchange difference	(525)	(31,798)	(14,914)	(47,237)

As at 31 March 2024	7,443	969,547	211,484	1,188,474

Accumulated amortisation
As at 1 April 2022	7,957	49,453	190,204	247,614
Charge of the financial year	119	46,725	44,929	91,773
Exchange difference	(379)	(1,997)	(8,735)	(11,111)

As at 31 March 2023/1 April 2023	7,697	94,181	226,398	328,276
Charge of the financial year	32	44,775	-	44,807
Exchange difference	(508)	(6,990)	(14,914)	(22,412)

As at 31 March 2024	7,221	131,966	211,484	350,671

Carrying amount
As at 31 March 2023	271	200,136	-	200,407

As at 31 March 2024	222	837,581	-	837,803

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Schedule of intangible assets

	Trademark	Patent	Technical know-how of stem cells cultivation	Total
	USD	USD	USD	USD
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Cost
As at 1 April 2023	7,968	294,317	226,398	528,683
Exchange difference	(467)	(17,250)	(13,269)	(30,986)

As at 30 September 2023	7,501	277,067	213,129	497,697
As at 1 April 2024	7,443	969,547	211,484	1,188,474
Exchange difference	731	142,656	31,117	174,504
As at 30 September 2024	8,174	1,112,203	242,601	1,362,978

Accumulated amortisation
As at 1 April 2023	7,697	94,181	226,398	328,276
Charge of the financial period	16	-	-	16
Exchange difference	(452)	(5,520)	(13,269)	(19,241)

As at 30 September 2023	7,261	88,661	213,129	309,051

As at 1 April 2023
Intangible Assets	7,221	131,966	211,484	350,671
Charge of the financial period	18	24,650	-	24,668
Exchange difference	699	19,997	31,117	51,813

As at 30 September 2024	7,938	176,613	242,601	427,152

Carrying amount
As at 30 September 2023	240	188,406	-	188,646

As at 30 September 2024	236	935,590	-	935,826